SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Debt issuance costs & Accounts receivable, net (Details) - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Cash	$ 181,000	$ 181,000	$ 1,328,000
Current liabilities	7,706,000	7,706,000	760,000
Payable to professional service firms who have agreed to deferred payment terms	7,300,000	7,300,000
Working Capital		7,380,000	250,000
Deferred Discount		9,986,000
Deferred Offering Costs	9,488,000	9,488,000	9,488,000
Fair value of the warrants	9,596,000	9,596,000
Changes in the fair value of warrants	959,000	3,605,000	10,571,000
Business Combination Of Redeem Shares	$ 5,000,001	$ 5,000,001	$ 5,000,001
Temporary Equity, Shares Outstanding	12,906,585	12,906,585	14,077,350	196,217,618
Other Expense [Member]
Significant Accounting Policies [Line Items]
Changes in the fair value of warrants		$ 390,000
IPO
Significant Accounting Policies [Line Items]
Number of units issued		17,250,000